Segment Information - Summary of Contract Assets and Liabilities (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of major customers [abstract]
Contract assets	$ 299,835	$ 9,795
Contract liabilities (Advance payments)	$ 1,432	$ 47